Debt - Schedule of Future Principal Repayments on Long-Term Debt (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 27
2027	737
2028	5
2029	733
2030	755
Thereafter	2,481
Total long-term debt	$ 4,738